23 Insurance contracts and contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Total	R$ 50,288	R$ 27,779
Legal Proceedings and Contingencies [Member] | Risk [Member] | Labour [Member]
Disclosure of types of insurance contracts [line items]
Total	3,570	572
Legal Proceedings and Contingencies [Member] | Risk [Member] | Civil [Member]
Disclosure of types of insurance contracts [line items]
Total	39,135	26,816
Legal Proceedings and Contingencies [Member] | Risk [Member] | Taxes and Social Security [Member]
Disclosure of types of insurance contracts [line items]
Total	R$ 7,583	R$ 391